Share capital - Rio Tinto Limited	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital - Rio Tinto Limited	Rio Tinto Limited

	2024 Number (million)	2023 Number (million)	2022 Number (million)	2024 US$m	2023 US$m	2022 US$m
Issued and fully paid up share capital
At 1 January	371.21	371.21	371.21	3,377	3,330	3,570
Adjustment on currency translation				(317)	47	(240)
At 31 December	371.21	371.21	371.21	3,060	3,377	3,330
– Special Voting Share(a)	1 only	1 only	1 only
– DLC Dividend Share(a)	1 only	1 only	1 only
Total share capital	371.21	371.21	371.21
(a)The Special Voting Share was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The DLC Dividend
Share was issued to a subsidiary of Rio Tinto Plc to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.
During 2024, US$44 million of shares (2023: US$78 million; 2022: US$84 million) were purchased by employee share ownership trusts on behalf of Rio Tinto Limited to satisfy employee share awards on vesting. At 31 December 2024, 303,327 shares (2023: 794,282; 2022: 979,495)
were held in the employee share ownership trusts on behalf of Rio Tinto Limited.
Information relating to share-based incentive schemes is in note 27.